Leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Leases [Line Items]
ROU assets and liabilities	$ 3,446,225	$ 3,658,493	$ 3,841,480
Maximum [Member]
Leases [Line Items]
ROU assets and liabilities	$ 4,102,077	$ 4,376,630	$ 4,739,182